Property and Equipment, net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 3,011	$ 124	$ 7,778	$ 124